Statements of Net Assets Available for Benefits - EMSP 334 - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value (Note 5):
Total investments	$ 25,652	$ 23,423
Receivables:
Notes receivable from participants	116	118
Other receivables	15	169
Total receivables	131	287
Total assets	25,783	23,710
Liabilities
Payables and accrued liabilities	104	71
Payables for cash collateral on securities on loan	0	2
Total liabilities	104	73
Net assets available for benefits	25,679	23,637
Exxon Mobil Corporation common stock
Investments, at fair value (Note 5):
Total investments	7,361	7,165
Other investments
Investments, at fair value (Note 5):
Total investments	18,291	16,256
Other investments on loan
Investments, at fair value (Note 5):
Total investments	$ 0	$ 2